SCHEDULE OF LICENSE, NET (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Subtotal	$ 170,503	$ 79,256
Accumulated amortization	(25,631)	(4,603)
License, net	144,872	74,653
Oxford University Innovation Limited [Member]
Finite-Lived Intangible Assets [Line Items]
Subtotal	79,256	79,256
Ecomena Limited [Member]
Finite-Lived Intangible Assets [Line Items]
Subtotal	$ 91,247